Form N-1A Cover	Nov. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 12, 2025
Prospectus Date	Dec. 20, 2024
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES AND PROSPECTUSXtrackers S&P 500 Value Scored & Screened ETF (SNPV)Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)Each fund is classified as “diversified” under the Investment Company Act of 1940 (“1940 Act”). All references to each fund being classified as “non-diversified” under the 1940 Act are hereby deleted. Each fund could again become non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when a fund crosses from diversified to non-diversified status under such circumstances.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in each fund’s summary prospectus and each fund's summary section of the prospectus:Non-diversification risk. To the extent the fund becomes non-diversified under the 1940 Act, the fund may invest a greater portion of its assets in securities of individual issuers than it could if it were diversified under the 1940 Act. This means the fund could invest in securities of fewer issuers. Thus, the performance of one or a small number of portfolio holdings could affect overall performance.